Income tax expense - Movement in current income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in current income tax liabilities
At beginning of the financial year	$ 14,470	$ 8,121	$ 2,489
Income tax expense	17,868	25,294	10,711
Income tax paid	(30,176)	(19,639)	(5,367)
Currency effects	(642)	694	288
At end of the financial year	$ 1,520	$ 14,470	$ 8,121